DECOMMISSIONING AND RESTORATION PROVISION - Additional information (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 24, 2017 CAD ($)	Oct. 29, 2013 CAD ($)
Provision:
Undiscounted basis of provision			$ 14,563	$ 60,000
Decommissioning and restoration provision
Provision:
Undiscounted basis of provision	$ 21,086,000	$ 20,369,000
Decommissioning and restoration provision | Inflation rate
Provision:
Rate basis	1.7	1.9
Decommissioning and restoration provision | Discount rate
Provision:
Rate basis	1.5	2.4